Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,441	$ 7,489
Allowance for expected credit loss	(7,441)	(7,489)	$ (18,913)	$ (10,265)
Accounts receivable, net